         As filed with the Securities and Exchange Commission on July 14, 2000
                                      Registration Nos. 811-8437 and 333-37711


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No. __ [ ]
                       Post-Effective Amendment No. 8 [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 10
                        (Check appropriate box or boxes)

                           UNDISCOVERED MANAGERS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (214) 999-7200

                                 Mark P. Hurley
                           Undiscovered Managers, LLC
                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201
                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)


[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This post-effective amendment relates to the addition of three new series of the Registrant. No prospectus or statement of additional information contained in the Registrant's registration statement relating to any other series of the Registrant is amended or superceded hereby.

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS

______, 2000

Institutional Class shares of:

     Undiscovered Managers Behavioral Large Cap Fund
     Undiscovered Managers Merger & Acquisition Fund
     Undiscovered Managers Small Cap Growth Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Funds.........................................................................................................3

WHAT YOU SHOULD KNOW ABOUT EACH FUND'S INVESTMENT
STRATEGIES, RISKS, PERFORMANCE, EXPENSES AND MANAGEMENT

Undiscovered Managers Behavioral Large Cap Fund...................................................................3
Undiscovered Managers Merger & Acquisition Fund...................................................................5
Undiscovered Managers Small Cap Growth Fund.......................................................................7
The Funds' Fees and Expenses......................................................................................9
Other Policies and Additional Disclosure on Risks................................................................10
The Funds' Management............................................................................................11

Your Investment..................................................................................................14

OPENING AND MAINTAINING YOUR UNDISCOVERED
MANAGERS ACCOUNT

Institutional Class Shares.......................................................................................14
How Shares are Priced............................................................................................14
Buying Shares....................................................................................................15
General Shareholder Services.....................................................................................16
Selling Shares...................................................................................................17

Dividends, Distributions and Taxes...............................................................................18

Where to get More Information about the Funds............................................................Back Cover

THE FUNDS

Undiscovered Managers Funds has fourteen investment portfolios. This Prospectus offers Institutional Class shares of three of the portfolios (each a "Fund," and collectively, the "Funds").

UNDISCOVERED MANAGERS BEHAVIORAL LARGE CAP FUND
(THE "BEHAVIORAL LARGE CAP FUND")

Investment Objective

LONG-TERM GROWTH OF CAPITAL

Principal Investment Strategies

The Behavioral Large Cap Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that are included in Standard & Poor's Composite Stock Price Index (the "S&P 500"), that have either growth or value characteristics and that are believed to be undervalued by the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler").

In selecting stocks for the Behavioral Large Cap Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information and overreact to old, negative information concerning a company.

In an effort to take advantage of such behavioral biases, Fuller & Thaler divides companies in the S&P 500 into 40 to 50 groups defined by market capitalization and economic sectors. Fuller & Thaler ordinarily selects two stocks from each group - a growth stock and a value stock. In selecting the growth stock, Fuller & Thaler analyzes companies that have recently announced positive news, and then determines whether the stock price fully reflects Fuller & Thaler's expectations regarding the company's future earnings and growth prospects. In selecting the value stock, Fuller & Thaler considers companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis and then selects stocks within this universe based on factors such as recent underperformance of the company's stock relative to the market, and signals from management that their company's stock is undervalued.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Large Cap Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,

o    Poor performance of individual stocks held by the Fund and

o    Potentially rapid price changes (volatility) of equity securities.

Fund Performance

The Behavioral Large Cap Fund's performance is variable. Since the Fund is commencing investment operations as of ______, 2000, this Prospectus does not include a bar chart showing annual total returns or a table showing average annual total returns compared against an appropriate broad-based securities market index.

UNDISCOVERED MANAGERS MERGER & ACQUISITION FUND
(THE "MERGER & ACQUISITION FUND")

Investment Objective

LONG TERM GROWTH OF CAPITAL

Principal Investment Strategies

The Merger & Acquisition Fund seeks to achieve its objective by investing primarily in stocks of companies that have either recently received purchase or merger offers from other publicly traded companies or have publicly announced they are pursuing "Strategic Alternatives". J.L. Kaplan Associates, LLC ("Kaplan Associates") believes companies that have received buyout offers are not necessarily efficiently priced by the market due to a variety of factors.

Kaplan Associates will potentially invest in companies of all different sizes, as well as companies across different industries and sectors. When selecting investments, Kaplan Associates will analyze the probability of the transaction closing, the intrinsic value of both the acquirer and target in a stock transaction, the time value of money during the period between announcement and potential closing and the regulatory issues involved.

Under normal market conditions, the Merger & Acquisition Fund will invest at least 65% of its assets in common stocks of companies that are involved in potential merger or acquisition activity, either as an acquisition target or as the acquiring company.

Principal Risks

Investing in the Merger & Acquisition Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,

o    Poor performance of individual stocks held by the Fund,

o    Potentially rapid changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies)

Fund Performance

The Merger & Acquisition Fund's performance is variable. Since the Fund is commencing investment operations as of ______, 2000, this Prospectus does not include a bar chart showing annual total returns or a table showing average annual total returns compared against an appropriate broad-based securities market index.

UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND
(THE "SMALL CAP GROWTH FUND")

Investment Objective

LONG-TERM CAPITAL APPRECIATION

Principal Investment Strategies

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the fund's sub-adviser, Mazama Capital Management, Inc. ("Mazama") believes possess superior growth characteristics. Mazama utilizes a proprietary price performance model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential.

Under normal market conditions, the Small Cap Growth Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Small Cap Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stocks markets,

o    Poor performance of individual stocks held by the Fund,

o    Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance

The Small Cap Growth Fund's performance is variable. Since the Fund is commencing investment operations as of ______, 2000, this Prospectus does not include a bar chart showing annual total returns or a table showing average annual total returns compared against an appropriate broad-based securities market index.

THE FUNDS' FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Funds.

                                                                         Behavioral         Merger &        Small Cap
                                                                       Large Cap Fund   Acquisition Fund   Growth Fund
                                                                       --------------   ----------------  -------------
                                                                        Institutional     Institutional   Institutional
                                                                            Class             Class           Class
                                                                       --------------   ----------------  -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases.........................    none              none            none
Maximum Deferred Sales Charge (Load).....................................    none              none            none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends..............    none              none            none
Redemption Fees(1).......................................................    none              none            none
Exchange Fees............................................................    none              none            none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees..........................................................    0.74%             0.95%           0.95%
Distribution (12b-1) Fees................................................    none              none            none
Other Expenses(2)........................................................   25.43%            25.43%          26.93%
Total Annual Fund Operating Expenses.....................................   26.17%            26.38%          27.88%
Fee Reduction and/or Expense Reimbursement(3)............................  (25.18)%          (25.08)%         (26.68)%
Net Expenses(3)..........................................................    0.99%             1.30%           1.20%

EXAMPLE (4)

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      Behavioral           Merger &             Small Cap
                                   Large Cap Fund      Acquisition Fund        Growth Fund
                                   --------------      ----------------        -----------

One Year.........................       $101                $132                   $122
Three Years......................     $4,453              $4,582                 $4,662

(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.

(2) Since the Funds are newly-organized, Other Expenses are based on estimated amounts for the current fiscal year.

(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2001, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

(4) Under SEC rules, newly-organized funds, such as the Funds, are required to show expenses in an example for one- and three-year periods only.

OTHER POLICIES AND ADDITIONAL DISCLOSURE ON RISKS

OTHER POLICIES

ADDITIONAL FUND INVESTMENTS

Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

PORTFOLIO TURNOVER

The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."

MORE ABOUT RISK

COMMON STOCKS AND OTHER EQUITY SECURITIES

The Funds invest mostly in "common stocks." Common stocks represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See SMALL COMPANIES below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

SMALL COMPANIES

All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Growth Fund and the Merger and Acquisition Fund will invest primarily in such companies.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER

The Funds are advised by Undiscovered Managers, LLC ("Undiscovered Managers"), 700 North Pearl Street, Dallas, Texas 75201. Undiscovered Managers was organized in 1997 and has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub-adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund. Undiscovered Managers also has the responsibility for the management of the affairs of the other investment portfolios of Undiscovered Managers Funds.

Each Fund pays to Undiscovered Managers a management fee at the following annual percentage rates of such Fund's daily net assets, subject to the fee deferral arrangements described below:

                               FUND                         FEE RATE
                               ----                         --------
                      Behavioral Large Cap Fund                0.74%
                      Merger & Acquisition Fund                0.95%
                      Small Cap Growth Fund                    0.95%

SUB-ADVISERS AND PORTFOLIO MANAGERS

FULLER & THALER, formerly known as RJF Asset Management, Inc., is the sub-adviser to the BEHAVIORAL LARGE CAP FUND. As sub-adviser, Fuller & Thaler provides day-to-day management of the Fund's portfolio. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to three other investment portfolios of Undiscovered Managers Funds, and to certain pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller, Frederick W. Stanske, John L. Kling and Mark Moon have day-to-day responsibility for managing the BEHAVIORAL LARGE CAP FUND'S portfolio. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as Vice President and Portfolio Manager and became Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. Kling joined Fuller & Thaler in May 2000 as Senior Vice President and Director of Research. Prior to joining Fuller & Thaler, Mr. Kling was employed by Washington State University as an Associate Professor from 1988 to 2000. Mr. Kling has been a board member for Fuller & Thaler (and previously, RJF Asset Management) since 1993. Mr. Moon joined
Fuller & Thaler in 1999 as Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. Moon was Chief Investment Officer at Heidt Capital Group LLC from 1997-1998 and Assistant Treasurer at AMGEN, Inc. from 1990 to 1997.

KAPLAN ASSOCIATES is the sub-adviser to the MERGER & ACQUISITION FUND. As sub-adviser, Kaplan Associates provides day-to-day management of the Fund's portfolio. Kaplan Associates, 222 Berkeley Street, Suite 2010, Boston, Massachusetts 02116, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to two other investment portfolios of Undiscovered Managers Funds, and to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

James L. Kaplan, Paul Weisman and Regina Wiedenski have day-to-day responsibility for managing the portfolio of the MERGER & ACQUISITION FUND. Mr. Kaplan has been the Principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a Portfolio Manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an Investment Analyst at Delphi Management, Inc. Ms. Wiedenski joined Kaplan Associates in January 1998 as a Portfolio Manager. Prior to joining Kaplan Associates she was an Investment Analyst for Advest, Inc. from 1993 to 1997.

MAZAMA is the sub-adviser to the SMALL CAP GROWTH FUND. As sub-adviser, Mazama, provides day-to-day management of the Fund's portfolio. Mazama, One SW Columbia Street, Suite 1860, Portland, Oregon 97258, is the successor firm to Mazama Capital Management, LLC, which firm was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc. an investment advisory firm founded in 1993. Mazama serves as investment adviser to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

Ronald Sauer, Stephen Brink, CFA and Gretchen Schroeder have day-to-day responsibility for managing the portfolio of the SMALL CAP GROWTH FUND. Mr. Sauer has been President and Senior Portfolio Manager of Mazama since 1997. Prior to joining Mazama, he was President/Director of Research at Black & Company, Inc. from 1994 to 1997 and was a Technology Analyst at Black & Company, Inc. from 1983 to 1994. Mr. Brink joined Mazama in 1997 as Vice President/Director of Research. From 1991 to 1997, he served as CIO of US Trust of Pacific Northwest. Ms. Schroeder has been Assistant Vice President, Research Analyst for Mazama since 1999. Prior to joining Mazama, she was Assistant Vice President, Research Analyst for Cramer Rosenthal McGlynn, LLC from 1997 to 1999 and Research Associate for Black & Company, Inc. from 1994 to 1997.

Undiscovered Managers pays each Fund's sub-adviser a sub-advisory fee at the following annual percentage rates of the specified levels of the Fund's average daily net assets:

FUND                              SUB-ADVISER                           FEE RATE AS % OF FUND'S NET ASSETS
----                              -----------                           ----------------------------------

Behavioral Large Cap Fund         Fuller & Thaler                       0.40%     of the first $200 million
                                                                        0.35%     of the next $100 million
                                                                        0.30%     of assets in excess of $300 million

Merger & Acquisition Fund         Kaplan Associates                     0.60%     of the first $200 million
                                                                        0.55%     of the next $100 million
                                                                        0.50%     of assets in excess of $300 million

Small Cap Growth Fund             Mazama                                0.60%     of the first $200 million
                                                                        0.55%     of the next $100 million
                                                                        0.50%     of assets in excess of $300 million

FUND EXPENSES

Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers such deferred fees and expenses in future years, if any, when such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred: 0.99% for the Behavioral Large Cap Fund, 1.20% for the Small Cap Growth Fund and 1.30% for the Merger & Acquisition Fund. These agreements have terms running through December 31, 2001 and are renewable from year to year thereafter.

OTHER ARRANGEMENTS

Undiscovered Managers Funds has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of Undiscovered Managers Funds' Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund without obtaining shareholder approval. The exemptive request also seeks to permit the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued without shareholder approval after events that would otherwise cause an automatic termination of a sub-advisory agreement if such changes or continuation are approved by Undiscovered Managers Funds' Board of Trustees. There is no assurance that the Securities and Exchange Commission will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

YOUR INVESTMENT

INSTITUTIONAL CLASS SHARES

The Funds' Institutional Class shares are offered without a front-end or contingent deferred sales charge and are not subject to any 12b-1 fees.

HOW SHARES ARE PRICED

The price of a Fund's shares is based on its net asset value ("NAV"). For a Fund, the NAV per share of a class equals the total value of the assets allocable to the class, minus the class's liabilities, divided by the number of the class's outstanding shares.

Excluding any transaction-based or other fees charged by your broker-dealer, the price you will pay to buy Institutional Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus. Excluding any transaction-based or other fees charged by your broker-dealer, the amount you will receive when you sell Institutional Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus.

A Fund's NAV is determined each day the New York Stock Exchange ("NYSE") is open for regular business, at the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the NYSE. The NYSE is closed on weekends and national holidays.

If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV.

The Funds' securities for which market quotations are readily available are valued at market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value.

BUYING SHARES

An investor may make an initial purchase of Institutional Class shares of any Fund by submitting a completed application form and payment to:

     Undiscovered Managers Funds
     4400 Computer Drive
     P.O. Box 5181
     Westborough, MA 01581-5181

The minimum initial investment in any Fund is $250,000 in that Fund. A minimum investment of $10,000 applies to the Trustees of Undiscovered Managers Funds, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for you if you are a new shareholder in Undiscovered Managers Funds and you initially invest less than $250,000 but sign a letter of intent stating your intention to bring your balance to $250,000 within six months after your initial purchase. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. Undiscovered Managers reserves the right to redeem your account at net asset value if you have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50,000.

You may purchase shares of any Fund (i) with cash, (ii) by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) with any combination of such securities and cash. If you would like to purchase shares of a Fund in exchange for securities please call 1-888-242-3514 for additional information on the terms and conditions in order to do so.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When you make a purchase by check, redemption proceeds will not be sent to you until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of your order, the Funds' transfer agent opens an account, applies the payment to the purchase of full and fractional Fund shares and mails to you a statement of account confirming the transaction.

After an account has been established, you may send subsequent investments at any time directly to the Funds at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

Initial and subsequent investments can also be made by federal funds wire. You should instruct your bank to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

     Boston Safe Deposit & Trust Company
     ABA #011001234
     Account #145483
     FBO: Shareholder Name and Account Number
     FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Funds' distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

The Funds' distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the distributor. Although there are no front-end or contingent deferred sales charges imposed by the Funds or the distributor in connection with the Funds' offering of Institutional Class shares, broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

GENERAL SHAREHOLDER SERVICES

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee may be required to establish these privileges after an account is opened.

FREE EXCHANGE PRIVILEGE. You may exchange Institutional Class shares of any Fund for Institutional Class shares of any other Fund or other investment portfolio of Undiscovered Managers Funds. You may not exchange Institutional Class shares for Investor Class shares or Class C shares. You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund or other investment portfolio of Undiscovered Managers Funds will generally be treated as a sale of the exchanged shares for federal income tax purposes. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

RETIREMENT PLANS. The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN. If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.

AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.

SELLING SHARES

You can redeem shares of any Fund by sending a written request to:

         PFPC Inc.
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181
         Attn: Undiscovered Managers Funds

As described below, you may also redeem your shares in any Fund by calling Undiscovered Managers at 1-800-667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to your bank account or sent by check in your name(es) (if multiple registered owners) to your record address(es).

Your written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you request that redemption proceeds be wired to your bank account you must provide specific wire instructions.

If (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than you (as the registered owner) or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are providing instructions to wire the proceeds to a bank account not designated on the application, you must have your signature guaranteed by a medallion signature guarantor. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Before submitting the redemption request, you should verify with the guarantor institution that it is an medallion guarantor. Signature guarantees by notaries public are not acceptable.

When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5) will be deducted from the proceeds.

If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a medallion signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless you indicate otherwise on the account application, Undiscovered Managers will be authorized to act upon redemption and exchange instructions received by telephone from you or any person claiming to act as your representative who can provide Undiscovered Managers with your account registration and address as it appears on the records of Undiscovered Managers Funds. Undiscovered Managers will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. Undiscovered Managers Funds, the Funds' transfer agent, the Funds' distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult Undiscovered Managers. In times of heavy market activity, if you encounter difficulty in placing a redemption or exchange order by telephone, you may wish to place the order by mail as described above.

Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request, if the request is in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased shares by check and the check was deposited less than 15 calendar days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

Each Fund will normally redeem your shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.

If the balance in your account with a Fund is less than a minimum amount set by the Trustees of Undiscovered Managers Funds from time to time (currently $250,000 for all accounts), that Fund may close the account and send the proceeds to you. If you are affected by this policy, you will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of Undiscovered Managers Funds. The Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short-term capital gain distributions are taxable as ordinary income. Long-term capital gain distributions from all Funds are taxable as long-term capital gains regardless of how long an investor has owned shares of a Fund. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement).

The Funds' transfer agent will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year.

Any gain resulting from the sale or exchange of shares of a Fund will generally be subject to tax.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

                  WHERE TO GET MORE INFORMATION ABOUT THE FUNDS

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more information about the Funds and the other investment portfolios of Undiscovered Managers Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

The SAI is available, without charge, upon request. In addition, after the Funds' annual and semi-annual reports to shareholders are required to be delivered to the Funds' shareholders, such reports will be available, without charge, upon request. To obtain free copies of the SAI, the Funds' annual and semi-annual reports to shareholders (after such reports are required to be delivered to the Funds' shareholders in the future), request other information and discuss your questions about any of the Funds and the other investment portfolios of Undiscovered Managers Funds, you may call toll free 1-888-242-3514 or write to:

                 Undiscovered Managers Funds
                 Plaza of the Americas
                 700 North Pearl Street, Suite 1700
                 Dallas, Texas 75201

You may also view or download this Prospectus, the SAI and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds on our Internet site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about the Funds and the other investment portfolios of Undiscovered Managers Funds are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-6009.

                                    (Undiscovered Managers Funds' SEC Investment
                                            Company Act file number is 811-8437)

                              [COMPANY NAME LOGO]




                       STATEMENT OF ADDITIONAL INFORMATION

                                   _____, 2000

                                       for

                 UNDISCOVERED MANAGERS BEHAVIORAL LARGE CAP FUND
                 UNDISCOVERED MANAGERS MERGER & ACQUISITION FUND
                   UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND

                                Each a Series of

                           UNDISCOVERED MANAGERS FUNDS


This Statement of Additional Information ("SAI") is not a prospectus but contains information that may be useful to investors that is not included in the relevant Prospectus. This SAI relates to the Undiscovered Managers Funds' Institutional Class Prospectus dated ______, 2000, of the series of Undiscovered Managers Funds listed above (the "Funds" and each a "Fund"), and is only authorized for distribution when accompanied or preceded by such Prospectus. This SAI should be read together with the aforementioned Prospectus. A free copy of the aforementioned Prospectus may be obtained by calling 1-888-242-3514 or by sending a request to Undiscovered Managers Funds, Plaza of the Americas, 700 North Pearl Street, Suite 1700, Dallas, Texas 75201.

                                TABLE OF CONTENTS

Organization and Classification..............................................3
Investment Objectives, Policies and Restrictions.............................3
Additional Description of Investments, Investment Practices and Risks........6
Management of the Trust......................................................7
Ownership of Shares of the Funds.............................................9
Investment Advisory and Other Services.......................................9
Portfolio Transactions and Brokerage........................................13
Description of the Trust....................................................14
Additional Purchase and Redemption Information..............................16
Net Asset Value.............................................................20
Income Dividends, Capital Gain Distributions and Tax Status.................21
Calculation of Total Return.................................................23
Performance Comparisons.....................................................24
Appendix A--Publications That May Contain Fund Information.................A-1
Appendix B--Advertising and Promotional Literature.........................B-1

                         ORGANIZATION AND CLASSIFICATION

Undiscovered Managers Funds (the "Trust") is an open-end management investment company organized under the laws of Massachusetts as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust"). Each Fund is a series of the Trust. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees of the Trust may, without shareholder approval, divide the shares of any series into multiple classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine.

Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940 (the "1940 Act"). With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets are not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets, it is restricted from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objective and policies of each Fund are summarized in the Prospectus under "The Funds." The investment policies of each Fund set forth in the Prospectus and in this SAI may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this SAI means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

INVESTMENT RESTRICTIONS--UNDISCOVERED MANAGERS BEHAVIORAL LARGE CAP FUND, UNDISCOVERED MANAGERS MERGER & ACQUISITION FUND AND UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND.

The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Large Cap Fund (the "Behavioral Large Cap Fund"), Undiscovered Managers Merger & Acquisition Fund (the "Merger & Acquisition Fund") and Undiscovered Managers Small Cap Growth Fund (the "Small Cap Growth Fund").

Each Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                     ADDITIONAL DESCRIPTION OF INVESTMENTS,
                         INVESTMENT PRACTICES AND RISKS

The following is an additional description of certain investments, investment practices and risks of certain of the Funds.

REPURCHASE AGREEMENTS
Any assets of the Funds not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements. Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the Securities and Exchange Commission is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES
The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.

LEVERAGE
Although it is not the current intention of any of the Funds to engage in borrowing, each Fund may borrow money provided that the total amount borrowed and outstanding at the time the borrowing is made does not exceed 33 1/3% of the value of such Fund's total assets (not including the amount borrowed). The use of leverage through borrowing creates an opportunity for increased net income, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The intent of using leverage would be to provide the holders of a Fund's shares with a potentially higher return. Leverage creates risks for a Fund, including the likelihood of greater volatility of the net asset value and market price of the Fund's shares. To the extent the income derived from securities purchased with funds received from leverage exceeds the cost of leverage, a Fund's return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a Fund will be less than if leverage had not been used, and therefore the amounts available for distribution to such Fund's shareholders as dividends and other distributions will be reduced or eliminated. In the latter case, a Fund's sub-adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which a Fund is using leverage, the fees paid by such Fund to Undiscovered Managers, LLC ("Undiscovered Managers"), for investment advisory and administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total net assets, including the amount borrowed.


                             MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees of the Trust may determine, Undiscovered Managers, the Funds' investment adviser, has responsibility for the management of the Funds' affairs. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Trustees of the Trust.

The Trustees and officers of the Trust, their ages, addresses and principal occupations during the past five years are as follows:

*MARK P. HURLEY (41)--Trustee and President. President and Chief Executive Officer of Undiscovered Managers since September, 1997; formerly Managing Director of Merrill Lynch & Company from February, 1996 to January, 1997; formerly Vice President of Goldman, Sachs & Co. from August, 1992 to February, 1996.

ROGER B. KEATING (39)--Trustee. 808 Brannan Street, 2nd Floor, San Francisco, California 94103; President and Chief Executive Officer of Zatso (formerly known as ReacTV), an online news broadcasting firm, since March, 1998; Senior Vice President of Online Division of Comcast Cable Communications from May, 1996 to March, 1998; Area Vice President and

General Manager of West Florida area of Comcast Cable Communications from August, 1993 to May, 1996.

MATTHEW J. KILEY (38)--Trustee. 849 Foxfield Road, Lower Gwynedd, Pennsylvania 19002; self-employed; formerly Executive Vice President of Campus Services at ARAMARK from May, 1998 to October, 1999 and Executive Vice President of Sports and Entertainment and Vice President of Global Food and Support Services at ARAMARK Corp. from September, 1996 to May, 1998; formerly Manager at McKinsey & Company from January, 1990 to September, 1996.

ROBERT P. SCHMERMUND (45)--Trustee. 900 19th Street, N.W., Suite 400, Washington, D.C. 20006; Communications Director of America's Community Bankers since January, 1993.

BRIAN J. O'NEILL (32)--Treasurer. 3200 Horizon Drive, King of Prussia, Pennsylvania 19406; Director of Financial Reporting Department for PFPC Inc., since June, 1994.

PATRICIA L. DUNCAN (37)--Secretary. Vice President-Fund Operations of Undiscovered Managers since January 2000, formerly Registered Marketing Administrator of Undiscovered Managers from December, 1997; formerly Executive Secretary at Prentiss Properties Trust from April, 1994 to December, 1997.

----------
* Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust or of Undiscovered Managers.

The address of each Trustee and officer of the Trust affiliated with Undiscovered Managers is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201.

The Trust pays no compensation to any of its officers or to the Trustees listed above who are officers or employees of Undiscovered Managers. Each Trustee who is not an officer or employee of Undiscovered Managers is compensated at the rate of $10,000 per annum. The Trust provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from the Trust may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds or the other investment portfolios of the Trust on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

The following table sets forth information covering the total compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2000 to the persons who served as Trustees during such period:

                                                            TOTAL COMPENSATION
                             AGGREGATE COMPENSATION         FROM TRUST AND
             PERSON          FROM TRUST                     FUND COMPLEX*
             ------          ----------------------         ------------------

Mark P. Hurley               $0                             $0
Roger B. Keating             $10,000(1)                     $10,000
Matthew J. Kiley             $10,000                        $10,000
Robert P. Schmermund         $10,000                        $10,000

----------

* No Trustee received any compensation from any mutual fund affiliated with Undiscovered Managers, other than the Trust.
(1) Roger B. Keating deferred receipt of $10,000 of such compensation pursuant to the fee deferral arrangements described above.


                        OWNERSHIP OF SHARES OF THE FUNDS

As of _______, 2000, Undiscovered Managers owned of record and beneficially 100% of the outstanding shares of each of the Funds, and as a result, may be deemed to "control" the Funds as that term is defined in the 1940 Act. As of such date, the Trustees and officers of the Trust did not own beneficially any shares of the Funds except for such ownership that may be attributed to Mark Hurley, Trustee and President of the Trust, through Undiscovered Managers' ownership of shares of the Funds.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND SUB-ADVISERS
As described in the Prospectus, Undiscovered Managers is the investment adviser of each Fund and as such, has responsibility for the management of each Fund's affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. See "The Funds" in the Prospectus. Undiscovered Managers is a limited liability company organized under the laws of Delaware. Mark P. Hurley and AMRESCO, Inc., a publicly traded corporation engaged in residential mortgage banking, commercial mortgage banking, asset management and commercial finance, each own beneficially more than 25% of the voting securities of Undiscovered Managers and therefore may be regarded to control Undiscovered Managers for purposes of the 1940 Act. As disclosed in this SAI under the heading "Management of the Trust," (i) Mark P. Hurley is a Trustee and the President of the Trust as well as the President and Chief Executive Officer and a controlling member of Undiscovered Managers, and (ii) Patricia L. Duncan is the Secretary of the Trust as well as Vice President-Fund Operations of Undiscovered Managers. Undiscovered Managers is further affiliated with the Funds through its ownership as of _______, 2000, of 100% of the outstanding shares of the Funds.

Under each Fund's advisory agreement with Undiscovered Managers, Undiscovered Managers is entitled to fees, payable monthly, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "The Funds -- The Funds' Management" in the Prospectus.

As described in the Prospectus, Undiscovered Managers has contractually agreed to certain arrangements to limit each Fund's expenses. See "Trust Expenses" below.

Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser. Each of the sub-advisers is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (Fuller & Thaler Asset Management, Inc.); James L. Kaplan (J.L. Kaplan Associates, LLC); and Ronald A. Sauer (Mazama Capital Management, Inc.).

Under each sub-advisory agreement relating to the Funds between Undiscovered Managers and such Fund's sub-adviser, the sub-adviser is entitled to fees, payable monthly by Undiscovered Managers out of the fees it receives, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "The Funds -- The Funds' Management" in the Prospectus.

Each Fund's advisory agreement and related sub-advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, Undiscovered Managers or, in the case of the related sub-advisory agreement, the relevant sub-adviser, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a Fund's advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement relating to a Fund must be approved by vote of a majority of the outstanding voting securities of such Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.

Each Fund's advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by Undiscovered Managers upon ninety days' written notice, and shall automatically terminate in the event of its assignment. Each Fund's advisory agreement provides that Undiscovered Managers owns all rights to and control of the name "Undiscovered Managers." Each Fund's advisory agreement will automatically terminate if the Trust or the relevant Fund shall at any time be required by Undiscovered Managers to eliminate all reference to the words "Undiscovered Managers" in the name of the Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Undiscovered Managers, cast in person at a meeting called for the purpose of voting on such approval.

Each sub-advisory agreement relating to a Fund may be terminated without penalty by Undiscovered Managers, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements relating to the Funds may be terminated by the relevant sub-adviser in certain circumstances.

Each Fund's advisory agreement and related sub-advisory agreement provides that Undiscovered Managers or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trust has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or any other investment portfolio of the Trust and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "The Funds -- The Funds' Management" in the Prospectus.

TRUST EXPENSES
The Trust pays the compensation of its Trustees who are not officers or employees of Undiscovered Managers; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

As described in the Prospectus, Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's shares in order to limit such Funds' expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rates of their respective average daily net assets, subject to the obligation of each Fund to repay Undiscovered Managers such Fund's deferred fees and expenses in future years, if any, when such Fund's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred:

                       FUND                    EXPENSE LIMITATIONS
                       ----                    -------------------
              Behavioral Large Cap Fund                0.99%
              Merger & Acquisition Fund                1.30%
              Small Cap Growth Fund                    1.20%

These agreements have a term ending on December 31, 2001 and are renewable year to year thereafter.

ADMINISTRATOR
Pursuant to an Administrative Services Agreement between the Trust and Undiscovered Managers, Undiscovered Managers has agreed to provide all administrative services to the Funds, including but not limited to corporate secretarial, treasury, blue sky and fund accounting services. For these services, each Fund pays Undiscovered Managers a monthly fee at the annual rate of 0.25% of such Fund's average net asset value.

Undiscovered Managers has entered into an agreement with PFPC Inc. to provide certain of the foregoing administrative services, at the expense of Undiscovered Managers.

DISTRIBUTOR
The Funds' shares are sold on a continuous basis by the Trust's distributor, Provident Distributors, Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Under the Distribution Agreement between the Trust and the Distributor, the Distributor is not obligated to sell any specific amount of shares of the Trust, but will use efforts deemed appropriate by it to solicit orders for the sale of the Trust's shares and to undertake such advertising and promotion as it believes reasonable in connection with such solicitation.

ADDITIONAL ARRANGEMENTS

CUSTODIAL ARRANGEMENTS. The Bank of New York, 1 Wall Street, New York, New York 10286, is the custodian for each Fund. The custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The custodian also maintains certain accounts and records of the Funds.

INDEPENDENT AUDITORS. The Funds' independent auditors are Deloitte & Touche LLP, 116-300 Village Blvd., Princeton, New Jersey 08540. Deloitte & Touche LLP conducts an annual audit of the Funds' financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

TRANSFER AND DIVIDEND PAYING AGENT. PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, is the transfer and dividend paying agent of the Funds.

CODE OF ETHICS

         The Trust, Undiscovered Managers, the subadvisers of the Funds and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions on stock exchanges and other agency transactions for the account of the Funds involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission, markup or markdown. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In addition to selecting portfolio investments for the Fund it manages, each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each sub-adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.


                            DESCRIPTION OF THE TRUST

As stated previously, the Trust was organized as a Massachusetts business trust by the Declaration of Trust dated September 29, 1997. The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. The Trust currently has fourteen series, three of which are the Funds. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. Shares are freely transferable, are not convertible and may be redeemed in accordance with the terms and provisions in the Prospectus. The Declaration of Trust permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

Currently, the Funds only offer the Institutional class of shares. In general, expenses of each Fund are borne by all the shares in such Fund, regardless of class, on a pro rata basis relative to the net assets of each class.

VOTING RIGHTS
Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by 10 shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

HOW TO BUY SHARES
Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

         Undiscovered Managers Funds
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181

The procedures for purchasing shares of any Fund are summarized in "Your Investment -- Buying Shares" in the Prospectus. The Prospectus also explains total offering price of the shares.

As described in the Prospectus, shares of any Fund may be purchased by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers. Such a purchase is subject in each case to the determination by Undiscovered Managers that the securities to be exchanged are acceptable for purchase by the Fund. In all cases, Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a gain or loss for federal income tax purposes would be realized upon the exchange of securities by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered.

Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended, or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by an exchange of securities.

OFFERING PRICE

The public offering price of shares of a Fund is the net asset value of such Fund. On each purchase of shares, the net asset value is invested in the applicable Fund. Shares are purchased at the public offering price next determined after PFPC Inc. or another agent or sub-agent of the Fund receives the investor's order in proper form. If PFPC Inc. or another agent or sub-agent of the Fund receives an order in proper form before the close of regular trading on the New York Stock Exchange (the "NYSE"), the investor will pay or receive that day's net asset value. If PFPC Inc. or another agent or sub-agent of the Fund receives an order in proper form after the close of regular trading on the NYSE, the investor will pay or receive the next day's net asset value.

SHAREHOLDER SERVICES

OPEN ACCOUNTS
A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by PFPC Inc. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year PFPC Inc. will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information. The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN
A Systematic Withdrawal Plan, referred to in the Prospectus under "Your Investment -- General Shareholder Services," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1,000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a medallion signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the NYSE on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

EXCHANGE PRIVILEGE
Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase the same class of shares of any other Fund or any other investment portfolio of the Trust. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirement of the Fund or other investment portfolio of the Trust into which the exchange is being made. This option is summarized in the Prospectus under "Your Investment -- General Shareholder Services."

Exchanges may be effected by (1) making a telephone request by calling 1-800-667-1224, provided that a special authorization form is on file with PFPC Inc., or (2) sending a written exchange request to PFPC Inc. accompanied by an account application for the appropriate Fund or other investment portfolio of the Trust. The Trust reserves the right to modify this exchange privilege without prior notice.

An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs
Under "Your Investment -- General Shareholder Services," the Prospectus refers to IRAs established under a prototype plan made available by the Distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Distributor.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

REDEMPTIONS
The procedures for redemption of shares of any class of any Fund are summarized in the Prospectus under "Your Investment -- Selling Shares."

Except as noted below, signatures on redemption requests must be guaranteed by a medallion signature guarantor. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a medallion signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to Undiscovered Managers at 1-800-667-1224. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by Undiscovered Managers prior to the close of regular trading on the NYSE on a day when the NYSE is open for business. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by Undiscovered Managers and a new request will be necessary.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from PFPC Inc. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to PFPC Inc. a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, PFPC Inc., the Distributor, Undiscovered Managers and the sub-advisers are not responsible for the authenticity of withdrawal instructions received by telephone. In the event that reasonable procedures are not followed in the verification of withdrawal instructions, the foregoing parties may be liable for any losses due to unauthorized instructions.

The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by PFPC Inc. or an approved broker-dealer or its authorized designee in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."


                                 NET ASSET VALUE

As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the NYSE, on each Business Day. A "Business Day" is any day the NYSE is open for regular business. Currently the NYSE is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuations of securities purchased by the Funds are supplied by independent pricing services used by PFPC Inc., as sub-administrator. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the NYSE. If events materially affecting the value of any Fund's portfolio securities of non-U.S. issuers occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Board of Trustees.

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

As described in the Prospectus under "Dividends, Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute at least annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to PFPC Inc. In order for a change to be in effect for any dividend or distribution, it must be received by PFPC Inc. on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and
(iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss), will be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is an amount at least equal to the sum of 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains (generally subject to a maximum tax rate of 20% for shareholders who are individuals), if any, will be taxable to shareholders as such, without regard to how long a shareholder has held shares of the Fund.

In general, sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. If shares have been held for one year or less, the gain or loss on the sale, redemption or exchange of such shares will be treated as short-term capital gain. In general, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

A Fund is generally required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules discussed above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.


                           CALCULATION OF TOTAL RETURN

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. Quotations of total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate total return may also be shown and is calculated in a similar manner, except that the results are not annualized. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

As of the date hereof, the Funds have had no investment operations.

                             PERFORMANCE COMPARISONS

TOTAL RETURN. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

LIPPER ANALYTICAL SERVICES, INC. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. The rankings do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

MICROPAL, INC. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

MORNINGSTAR, INC. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/WIESENBERGER'S MANAGEMENT RESULTS ("Wiesenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Wiesenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Wiesenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

RUSSELL 2000 GROWTH INDEX. The Russell 2000 Growth Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled companies, with higher price-to-book ratios and higher forecasted growth values.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE. The S&P 500 is the most common index for the overall U.S. stock market.

WILSHIRE 5000 TOTAL MARKET INDEX. The Wilshire 5000 Index Total Market Index includes all publicly traded stocks headquartered in the U.S. and holds over 7,000 stocks.

Performance information about the Funds will be provided in the Funds' annual reports to shareholders, which will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                                   APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                        Financial Planning on Wall Street
Adam Smith's Money World                  Financial Research Corp.
America On Line                           Financial Services Week
Anchorage Daily News                      Financial World
Atlanta Journal-Constitution              Fitch Insights
Arizona Republic                          Forbes
Austin American Statesman                 Fort Lauderdale Sun Sentinel
Baltimore Sun                             Fort Worth Star-Telegram
Bank Investment Marketing                 Fortune
Barron's                                  Fox Network and affiliates
Bergen County Record (NJ)                 Fund Action
Bloomberg Business News                   Fund Decoder
Bloomberg Wealth Manager                  Global Finance
Bond Buyer                                (The) Guarantor
Boston Business Journal                   Hartford Courant
Boston Globe                              Houston Chronicle
Boston Herald                             INC
Broker World                              Indianapolis Star
Business Radio Network                    Individual Investor
Business Week                             Institutional Investor
CBS and affiliates                        International Herald Tribune
CDA Investment Technologies               Internet
CFO                                       Investment Advisor
Changing Times                            Investment Company Institute
Chicago Sun Times                         Investment Dealers Digest
Chicago Tribune                           Investment Profiles
Christian Science Monitor                 Investment Vision
Christian Science Monitor News Service    Investor's Business Daily
Cincinnati Enquirer                       IRA Reporter
Cincinnati Post                           Journal of Commerce
CNBC                                      Kansas City Star
CNN                                       KCMO (Kansas City)
Columbus Dispatch                         KOA-AM (Denver)
CompuServe                                LA Times
Dallas Business Journal                   Leckey, Andrew (syndicated column)
Dallas Morning News                       Lear's
Denver Post                               Life Association News
Des Moines Register                       Lifetime Channel
Detroit Free Press                        Miami Herald
Donoghues Money Fund Report               Milwaukee Sentinel
Dorman, Dan (syndicated column)           Money Magazine
Dow Jones News Service                    Money Maker
Economist                                 Money Management Letter
FACS of the Week                          Morningstar
Fee Adviser                               Mutual Fund Market News
Financial News Network                    Mutual Funds Magazine
Financial Planning                        National Public Radio

National Underwriter                    Wall Street Journal
NBC and affiliates                      Wall Street Letter
New England Business                    Wall Street Week
New England Cable News                  Washington Post
New Orleans Times-Picayune              WBZ
New York Daily News                     WBZ-TV
New York Times                          WCVB-TV
Newark Star Ledger                      WEEI
Newsday                                 WHDH
Newsweek                                Worcester Telegram
Nightly Business Report                 World Wide Web
Orange County Register                  Worth Magazine
Orlando Sentinel                        WRKO
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury News
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line

                                   APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

o Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

o Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

o Specific and general investment philosophies, strategies, processes and techniques

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o    Industry conferences at which the various sub-advisers participate

o Current capitalization, levels of profitability and other financial information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

o Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

o    Current and historical statistics relating to:
     --      total dollar amount of assets managed
     --      Undiscovered Managers Funds' assets managed in total and by Fund
     --      the growth of assets
     --      asset types managed

References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Funds. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                           Undiscovered Managers Funds
                            Part C. Other Information

Item 23. Financial Statements and Exhibits

         a. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the "Trust") -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         b. By-Laws of the Trust -- Incorporated by reference to Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

         c. See Articles III, V, VI and IX in the Trust's Declaration of Trust (Exhibit a hereto) and Article XI in the Trust's By-Laws (Exhibit b hereto).

         d.(i) Form of Management Agreement between the Trust and Undiscovered Managers, LLC ("Undiscovered Managers") -- Incorporated by reference to the Trust's Registration Statement on Form N-1A.

           (ii) Form of Sub-Advisory Agreements between Undiscovered Managers and each sub-adviser relating to each series of the Trust.

                  (1) Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"): Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") (formerly known as RJF Asset Management, Inc.) -- Incorporated by reference to the Trust's Registration Statement on Form N-1A.

                  (2) Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"): Fuller & Thaler -- Incorporated by reference to Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A.

                  (3) Undiscovered Managers Behavioral Long/Short Fund (the "Behavioral Long/Short Fund"): Fuller & Thaler -- Incorporated by reference to Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A.


                  (4) Undiscovered Managers Behavioral Large Cap Fund (the "Behavioral Large Cap Fund"): Fuller & Thaler, is filed herewith.

                  (5) Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"): Kestrel Investment Management Corporation ("Kestrel Management") -- Incorporated by reference to Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

                  (6) Undiscovered Managers REIT Fund (the "REIT Fund"): Bay Isle Financial Corporation ("Bay Isle") -- Incorporated by reference to the Trust's Registration Statement on Form N-1A.

                  (7) Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund") and Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"): J.L. Kaplan Associates, LLC ("Kaplan Associates") -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's
                       Registration Statement on Form N-1A.

                  (8) Undiscovered Managers Merger & Acquisition Fund (the "Merger & Acquisition Fund"): Kaplan Associates, is filed herewith.

                  (9) Undiscovered Managers Core Equity Fund (the "Core Equity Fund"): Waite & Associates, L.L.C. ("Waite") -- Incorporated by reference to the Trust's Registration Statement on Form N-1A.

                  (10) Undiscovered Managers All Cap Value Fund (the "All Cap
                       Value Fund"): E.R. Taylor Investments, Inc. ("E.R. Taylor") -- Incorporated by reference to the Trust's Registration Statement on Form N-1A.

                  (11) UM International Equity Fund (the "International Equity
                       Fund"): Unibank Securities, Inc. ("Unibank") -- Incorporated by reference to Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A.

                  (12) UM International Small Cap Equity Fund (the
                       "International Small Cap Equity Fund"): Unibank -- Incorporated by reference to Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A.

                  (13) Undiscovered Managers Small Cap Growth Fund (the "Small
                       Cap Growth Fund"): Mazama Capital Management, Inc. ("Mazama"), is filed herewith.

         e. Distribution Agreement between the Trust and Provident Distributors, Inc. Incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A.


         f.      None.

         g.(i) Form of Custodian Agreement between the Trust and The Bank of New York -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

           (ii) Form of Custody Agreement between the Trust and Custodial Trust Company -- Incorporated by reference to Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A.

           (iii) Form of Special Custody Account Agreement by and among the Trust, Custodial Trust Company and Bear, Stearns Securities Corp. -- Incorporated by reference to Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A.

         h.(i) Form of Transfer Agency and Services Agreement between the Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

           (ii) Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.


           (iii) Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to each of the Funds. Incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A.


           (iv) Form of Administrative Services Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

           (v)   (1)  Form of Sub-Administration Agreement between
                      Undiscovered Managers and PFPC Inc. -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

                 (2) Amendment to Sub-Administration Agreement dated November 30, 1999 between Undiscovered Managers and PFPC Inc.-- Incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A.


         i.(i) Opinion and Consent of Counsel, dated December 17, 1997 relating to the Behavioral Growth Fund, the Special Small Cap Fund, the REIT Fund, the Small Cap Value Fund, the Hidden Value Fund, the Core Equity Fund and the All Cap Value Fund -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

           (ii) Opinion and Consent of Counsel, dated December 18, 1998 relating to the Behavioral Value Fund, the Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.


           (iii) Form of Opinion and Consent of Counsel relating to the Behavioral Large Cap Fund, the Merger & Acquisition Fund and the Small Cap Growth Fund is filed herewith.

         j.(i) Consent of Independent Auditors -- not required for this filing.


           (ii) Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating Mark P. Hurley, John J. Burke III, Mary Chris Sayre and Neil Forrest -- Incorporated by reference to Pre- Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

           (iii) Power of Attorney for Brian O'Neill, designating Mark P. Hurley and Mary Chris Sayre -- Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A.

         k.      Omitted Financial Statements -- None.

         l. Investment Representation Letter -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         m.(i)   Service and Distribution Plan relating to Investor Class
                 Shares -- Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.

           (ii) Service and Distribution Plan relating to Class C shares -- Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A.


         n. Amended Rule 18f-3 Plan -- Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A.

         o.      Reserved.

         p.      Codes of Ethics.

                  (i) Code of Ethics of the Trust, Undiscovered Managers, Bay Isle, E.R. Taylor, Fuller & Thaler, Kaplan Associates, Kestrel Management and Waite is filed herewith.

                  (ii)   Code of Ethics of Unibank is filed herewith.

                  (iii)  Code of Ethics of Mazama is filed herewith.

                  (iv) Code of Ethics of Provident Distributors, Inc. is filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Trust

         As of the date of this Amendment to the Registration Statement, there are no persons controlled by or under common control with the Trust.

Item 25. Indemnification

         Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit a of Item 23 hereto) and Article 4 of the Trust's By-Laws (Exhibit b of
         Item 23 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         (a) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in "The Funds -- The Funds' Management" in the Prospectus. Undiscovered Managers' management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

       Name and Office with                 Name and Address of                         Nature of
       Undiscovered Managers                Other Affiliations                          Connection
       ---------------------                -------------------                         ----------
       Mark P. Hurley                       None                                        None
       President, Chief
       Executive Officer and
       Management
       Committee Member

       Randolph E. Brown                    AMRESCO, INC.                               President Commercial
       Management Committee                 Plaza of the Americas                       Finance
       Member                               700 North Pearl Street
                                            Dallas, Texas 75201

       Robert H. Lutz, Jr.                  AMRESCO, INC.                               President and COO
       Management Committee                 Plaza of the Americas
       Member                               700 North Pearl Street
                                            Dallas, Texas 75201

                                            *Amresco Advisors, Inc.                     Director
                                            Plaza of the Americas
                                            700 North Pearl Street
                                            Dallas, Texas 75201

       Thomas F. O'Toole                    None                                        None
       Management Committee
       Member

       Harris Weinstein                     Covington & Burling                         Partner
       Management Committee                 1201 Pennsylvania Avenue
       Member                               8th Floor
                                            Washington, D.C. 20004

       Keith Blackwell                      AMRESCO, INC.                              Senior Vice President
       Management Committee                 Plaza of the Americas                      General Counsel & Security
       Member                               700 North Pearl Street
                                            Dallas, Texas 75201



         (b) Fuller & Thaler is the sub-adviser to the Behavioral Growth, Behavioral Value, Behavioral Long/Short Funds and Behavior Large Cap Fund and its business is summarized in "The Funds" in the Prospectus. Fuller & Thaler's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):



       Name and Office with                 Name and Address of                         Nature of
       Fuller & Thaler                      Other Affiliations                          Connection
       --------------------                 -------------------                         ----------
       Russell J. Fuller                    *Fuller Partners, Ltd.                      General Partner
       Director and President               411 Borel Avenue
                                            Suite 402
                                            San Mateo, CA 94402

       Anne Fuller                          *San Francisco Society of                   Education Director
       Director                             Security Analysts
                                            P.O. Box 27278
                                            San Francisco, CA 94127

       John L. Kling                        *Fuller Partners, Ltd.                      General Partner
       Director
       Senior Vice President                Washington State University                 Professor of Finance
                                            Todd Hall                                   Department of Finance
                                            483 College of Business
                                            and Economics
                                            Pullman, Washington 99164

       Frederick W. Stanske                 None                                        None
       Director
       Senior Vice President

       Richard Thaler                       University of Chicago                       Professor of
       Director                             Graduate School of Business                 Behavioral Science and Economics
                                            1101 East 58th Street
                                            Chicago, Illinois 60637

       Crystal Kwok                         None                                        None
       Vice President

       Mark Moon                            *Heidt Capital Group, LLC                   Chief Investment
       Vice President                       5657 Wilshire Blvd.                         Officer
                                            Number 330
                                            Los Angeles, CA 90036



         (c) Kestrel Management is the sub-adviser to the Special Small Cap Fund, and its business is summarized in "The Funds" in the Prospectus. Kestrel Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with                 Name and Address of                         Nature of
       Kestrel Management                   Other Affiliations                          Connection
       --------------------                 -------------------                         ----------
       Abbott J. Keller                     None                                        None
       Director and President

       David J. Steirman                    None                                        None
       Director and Chief
       Investment Officer



         d) Bay Isle is the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with                 Name and Address of                         Nature of
       Bay Isle                             Other Affiliations                          Connection
       --------------------                 -------------------                         ----------
       Gary Pollock                         None                                        None
       Director and President

       William Schaff                       None                                        None
       Director and Chief
       Investment Officer

       Ralph L. Block                       None                                        None
       Director



         (e) Kaplan Associates is the sub-adviser to the Small Cap Value Fund, Hidden Value Fund and Merger & Acquisition Fund and its business is summarized in "The Funds" in the Prospectus. The following persons affiliated with Kaplan Associates have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


       Name and Office with                 Name and Address of                         Nature of
       Kaplan Associates                    Other Affiliations                          Connection
       --------------------                 -------------------                         ----------
       James L. Kaplan                      None                                        None
       Member

       Paul Weisman                         None                                        None
       Portfolio Manager

         (f) Waite is the sub-adviser to the Core Equity Fund and its business is summarized in "The Funds" in the Prospectus.

                 Waite's officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with                 Name and Address of                         Nature of
       Waite                                Other Affiliations                          Connection
       --------------------                 -------------------                         ----------
       Leslie A. Waite                      None                                        None
       President

       Peter D. Tamny                       None                                        None
       Managing Director

       Peter C. Brockett                    None                                        None
       Managing Director

       Patrick Westmoreland                 None                                        None
       Managing Director

       Diana Calhoun                        None                                        None
       Managing Director

         (g) E.R. Taylor is the sub-adviser to the All Cap Value Fund, and its business is summarized in "The Funds" in the Prospectus. E.R. Taylor's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with                 Name and Address of                         Nature of
       E.R. Taylor                          Other Affiliations                          Connection
       --------------------                 -------------------                         ----------
       Sherwood T. Small                    None                                        None
       President

       Martha E. Cottrill                   None                                        None
       Vice President

       Kenneth E. DeWitt                    None                                        None
       Vice President

       John S. Tamagni                      Lazard Freres & Co. LLC                     Managing Director
       Director                             One Rockefeller Plaza
                                            New York, NY 10020

       Salvatore J. Cozzolino               None                                        None
       Director

       C. Michael Hazard                    Westfield Capital Management                CEO & Chairman
       Director                             One Financial Center                        of the Board
                                            Boston, MA 02111

       John C. Hou                          Prince Capital Management, LLC              President
       Director                             240 Madison Avenue
                                            New York, NY 10016

         (h) Unibank is the sub-adviser to the International Equity and International Small Cap Equity Funds, and its business is summarized in "The Funds" in the Prospectus. Unibank's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with                 Name and Address of                         Nature of
       Unibank                              Other Affiliations                          Connection
       --------------------                 -------------------                         ----------
       Henrik Bak                           None                                        None
       Director and President

       Peter Vilhelm Caroe                   Unibank, New York                          General Manager
       Chairman of the Board                 13-15 West 54th Street
                                             New York, New York 10019

       Peter Egelund Jensen                  Unibank, New York                          First Vice President
       Chief Financial Officer               13-15 West 54th Street                     and Comptroller
                                             New York, New York 10019

       Christian Clausen                     Unibank A/S                                Managing Director
       Director                              2 Torvegade
                                             DK-1786
                                             Copenhagen, Denmark

       Peter Nyegaard                        Unibank A/S                                Senior Vice
       Chief Financial Officer               2 Torvegade                                President
                                             DK-1786
                                             Copenhagen, Denmark



                  (i) Mazama is the sub-adviser to the Small Cap Growth Fund, and its business is summarized in "The Funds" in the Prospectus. Mazama's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:



       Name and Office with                 Name and Address of                         Nature of
       Mazama                               Other Affiliations                          Connection
       --------------------                 -------------------                         ----------
       Ronald A. Sauer                      None                                        None
       Chairman and President

       Jill Ronne Collins                   None                                        None
       Vice President

       Brian P. Alfrey                      None                                        None
       Director, Vice President
       and Chief Operating Officer

       Stephen C. Brink                     None                                        None
       Vice President

       Helen M. Degener                     Fiduciary Trust Co. Intl.                   Senior Vice
       Chief Investment Officer             Two World Trade Center                      President
       Contracted Advisor                   New York, NY 10048-0772
       Director


Item 27.

                  (a) Provident Distributors, Inc., acts as distributor for the Trust. Provident Distributors, Inc., also distributes the securities of the following investment companies:
                  International Dollar Reserve Fund I, Ltd., Provident Institutional Funds Trust, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., GAMNA Series Funds, Inc., WT Investment Trust, Kalmar Pooled Investment Trust, The RBB Fund, Inc., Robertson Stephens Investment Trust, HT Insight Funds, Inc., Harris Insight Funds Trust, Hilliard-Lyons Research Trust, Warburg Pincus Trust, ABN AMRO Funds, Alleghany Funds, BT Insurance Funds Trust, First Choice Funds Trust, Forward Funds, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Growth Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., IBJ Funds Trust, Light Index Funds, Inc., LKCM Funds,

                  Matthews International Funds, McM Funds, Metropolitan West Funds, New Covenant Funds, Inc., Panorama Trust, Smith Breeden Series Funds, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, The Govett Funds, Inc., Trainer, Wortham First Mutual Funds, Wilshire Target Funds, Inc., Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, WPG Growth and Income Fund, WPG Growth Fund, WPG Tudor Fund, RWB/WPG U.S. Large Stock Fund and Tomorrow Funds Retirement Trust.

                  Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, PA 19406.


         (b)     (i)

Name and Principal                  Positions and Officers with        Positions and
Business Address                    Provident Distributors Inc.        Offices with Trust
------------------                  ---------------------------        ------------------
Philip H. Rinnander*                President & Treasurer              None

Jane Haegele*                       Director & Secretary               None

Jason A. Greim*                     Vice President                     None

Barbara A. Rice*                    Vice President                     None

Jennifer K Rinnander*               Vice President                     None

Lisa M Buono*                       Vice President & Compliance        None
                                    Officer


* The principal business address of each individual is 3200 Horizon Drive, King of Prussia, PA 19406.


            (ii) The information required by this Item 27(b) with respect to each director, officer, or partner of First Data Distributors, Inc., the Trust's former distributor, is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc., with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

            (c) During the fiscal year ended August 31, 1999, First Data Distributors, Inc., the principal distributor of the Trust until November 30, 1999, received, directly or indirectly, from the Trust $3,628 in net underwriting discounts and commissions and $745 in compensation on redemptions and repurchases.

Item 28. Location of Accounts and Records


         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust's Secretary, Patricia L. Duncan; the Trust's investment adviser, Undiscovered Managers; the custodian of each Fund except of the Behavioral Long/Short Fund, The Bank of New York; the custodian of the Behavioral Long/Short Fund, Custodial Trust Company; and the Trust's transfer agent, PFPC Inc. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201; the address of The Bank of New York is 1 Wall Street, New York, New York 10286; the address of Custodial Trust Company is 101 Carnegie Center, Princeton, New Jersey 08540; and the address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.

Item 29. Management Services

         There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings

     (a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     (b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Undiscovered Managers Funds, has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas on the 14th day of July, 2000.


                                                  UNDISCOVERED MANAGERS FUNDS

                                                  By: /s/ Mark P. Hurley
                                                  Mark P. Hurley
                                                  Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of Undiscovered Managers Funds has been signed below by the following persons in the capacities and on the dates indicated.




              Signatures                    Title                          Date
              ----------                    -----                          ----
              /s/ Mark P. Hurley            President and Trustee          July 14, 2000
              --------------------
              Mark P. Hurley

              /s/ * Mark P. Hurley          Trustee                        July 14, 2000
              --------------------
              Roger B. Keating

              /s/ * Mark P. Hurley          Trustee                        July 14, 2000
              --------------------
              Matthew J. Kiley

              /s/ * Mark P. Hurley          Trustee                        July 14, 2000
              --------------------
              Robert P. Schmermund

              /s/ * Mark P. Hurley          Treasurer                      July 14, 2000
              --------------------
              Brian O'Neill


*Signed by Mark P. Hurley as Attorney-In-Fact

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits

       Exhibit
       Number                         Description
       ------                         -----------
       (d)(ii)(4)  Form of Sub-Advisory Agreement between Undiscovered Managers and Fuller & Thaler relating to the Behavioral Large Cap
                   Fund.

       (d)(ii)(8) Form of Sub-Advisory Agreement between Undiscovered Managers and Kaplan Associates relating to the Merger & Acquisition
                   Fund.

       (d)(ii)(13) Form of Sub-Advisory Agreement between Undiscovered Managers and Mazama relating to the Small Cap Growth Fund.

       (i)(iii) Form of Opinion and Consent of Counsel relating to the Behavioral Large Cap Fund, the Merger & Acquisition Fund and the Small Cap Growth Fund.

       (p)(i)      Code of Ethics of the Trust, Undiscovered Managers, Bay Isle,
                   E.R. Taylor, Fuller & Thaler, Kaplan Associates, Kestrel
                   Management and Waite.

       (p)(ii)     Code of Ethics of Unibank.

       (p)(iii)    Code of Ethics of Mazama.

       (p)(iv)     Code of Ethics of Provident Distributors, Inc.